Result for the Year - Staff Costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Staff Costs
Wages and salaries	$ 547	$ 460	$ 381
Share-based compensation	128	105	85
Defined contribution plans	34	30	25
Other social security costs	77	58	49
Government grants related to research and development expenses	(23)	(22)	(25)
Total	763	631	515
Staff costs are included in the income statement as follows:
Cost of product sales	4	2	0
Research and development expenses	436	366	291
Selling, general and administrative expenses	323	263	224
Total	$ 763	$ 631	$ 515
Average number of FTE | employee	2,694	2,535	2,011
Number of FTE at year-end | employee	3,029	2,682	2,204